ORGANIZATION	12 Months Ended
Dec. 31, 2011
ORGANIZATION
ORGANIZATION

NOTE 1—ORGANIZATION

        IAC is a leading media and internet company comprised of more than 150 brands and products, including Match.com, Ask.com, CollegeHumor.com, and CityGrid Media. Focused in the areas of search, personals, local and media, IAC's family of websites is one of largest in the world, with 1.2 billion monthly visits across more than 30 countries. IAC includes the businesses comprising its Search & Applications, Match, Local, Media and Other segments, as well as investments in unconsolidated affiliates.

        All references to "IAC," the "Company," "we," "our" or "us" in this report are to IAC/InterActiveCorp.

        During the first and second quarters of 2012, the Company renamed and realigned its reportable segments. Search was renamed "Search & Applications". The Media & Other segment was separated into a "Media" segment and an "Other" segment. The Company created a new segment called "Local" that includes HomeAdvisor (formerly ServiceMagic), which was previously reported as its own separate segment, and CityGrid Media, which was previously included in the Search & Applications segment. In addition, DailyBurn was moved from the Search & Applications segment to the Media segment and Pronto was moved from the Media & Other segment to the Search & Applications segment. Certain amounts related to the reportable segments have been reclassified to reflect the above-mentioned presentation.

Search & Applications

        Our Search & Applications segment consists of Websites and Applications. Websites includes Ask.com, Pronto and Dictionary.com, excluding downloadable applications related to the aforementioned sites. Applications includes our direct to consumer applications business (B2C) and partnership operations (B2B), as well as downloadable applications related to Ask.com and Dictionary.com.

Match

        Through the brands and businesses within our Match segment, we are a leading provider of subscription-based and advertiser-supported online personals services in the United States and various jurisdictions abroad. We provide these services through websites that we own and operate, as well as through our mobile applications. Through Match, we own an 81% stake in Meetic S.A. ("Meetic"), a European online dating company based in France. See Note 5 for additional information related to the Meetic acquisition.

Local

        Our Local segment consists of HomeAdvisor (formerly ServiceMagic) and CityGrid Media. HomeAdvisor is a leading online marketplace in the United States that connects consumers, by way of patented proprietary technologies, with home and other local service professionals, all of which are pre-screened and the majority of which are customer-rated. Through HomeAdvisor International, we operate businesses in the local lead generation space in France and the United Kingdom. CityGrid Media is an online media company that aggregates and integrates local content and advertising for distribution to publishers across web and mobile platforms.

Media

        Our Media segment consists primarily of Electus, Connected Ventures (which operates CollegeHumor Media and Notional) and Vimeo.

Other

        Our Other segment consists primarily of Shoebuy and Hatch Labs.

Discontinued Operations

        On December 1, 2010, IAC exchanged (on a tax-free basis) the stock of a wholly-owned subsidiary that held our Evite, Gifts.com and IAC Advertising Solutions businesses and $217.9 million in cash for substantially all of Liberty Media Corporation's ("Liberty") equity stake in IAC (the "Liberty Exchange"). See Note 12 for additional information related to this exchange. In addition, during the fourth quarter of 2010, InstantAction ceased operations. Evite, Gifts.com and InstantAction were previously reported in IAC's former Media & Other segment. IAC Advertising Solutions was previously reported in IAC's former Search segment through December 31, 2009 and IAC's former Media & Other segment for the year ended December 31, 2010.